Schedule I — Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Sep. 30, 2025	Mar. 31, 2025
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary Shares, shares authorized (in Shares)	[1]	4,950,000,000	4,950,000,000
Ordinary Shares, shares issued (in Shares)	[1]	19,906,250	17,750,000
Ordinary Shares, shares outstanding (in Shares)	[1]	19,906,250	17,750,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary Shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary Shares, shares issued (in Shares)	[1]	5,000,000	5,000,000
Ordinary Shares, shares outstanding (in Shares)	[1]	5,000,000	5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation.